Supplement to the
Fidelity® Advisor
Diversified
International Fund
Class A, Class T,
Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ADIF-04-01 April 2, 2004
1.743414.113

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AEA-04-01 April 2, 2004
1.725513.116

Supplement to the
Fidelity® Advisor Emerging Markets Fund
Class A, Class T, Class B, and Class C
March 11, 2004
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 12 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

FAEM-04-01 April 2, 2004
1.798816.100

Supplement to the
Fidelity® Advisor Emerging Markets
Income Fund
Class A, Class T, Class B, and Class C
February 28, 2004
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

EMI-04-01 April 2, 2004
1.743422.109

Supplement to the
Fidelity® Advisor Europe Capital
Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AEUR-04-01 April 2, 2004
1.739238.112

Supplement to the
Fidelity® Advisor
Global Equity Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AGLO-04-01 April 2, 2004
1.737647.113

Supplement to the
Fidelity® Advisor
International Capital
Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AICAP-04-01 April 2, 2004
1.743370.110

Supplement to the
Fidelity® Advisor Japan Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AJAF-04-01 April 2, 2004
1.743385.112

Supplement to the
Fidelity® Advisor Korea Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AKOR-04-01 April 2, 2004
1.750122.113

Supplement to the
Fidelity® Advisor
Latin America Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ALAF-04-01 April 2, 2004
1.743523.113

Supplement to the
Fidelity® Advisor Overseas Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

OS-04-01 April 2, 2004
1.743525.112

Supplement to the
Fidelity® Advisor
Value Leaders Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 12 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 5.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expensesA	2.09%	1.96%	2.17%	2.09%
Total annual class operating expensesB	2.92%	3.04%	3.75%	3.67%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Value Leaders	1.50%	11/01/03	1.75%	11/01/03	2.25%	11/01/03	2.25%	11/01/03

These arrangements may be discontinued by FMR at any time.

AVLF-04-02 April 2, 2004
1.790648.102

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Value Leaders - Class A	1.48%
Advisor Value Leaders - Class T	1.73%
Advisor Value Leaders - Class B	2.23%
Advisor Value Leaders - Class C	2.23%

A After reimbursement.